Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cash and due from banks	$ 16,307	$ 12,992
Interest-bearing deposits with financial institutions	46,988	30,888
Total cash and cash equivalents	63,295	43,880
Loans held-for-sale, at lower of cost or market	2,220	5,515
Investment securities:
Available-for-sale, at fair value	251,747	248,752
Held-to-maturity, at amortized cost (fair value of $9,942 and $12,472)	9,836	12,187
Total investment securities	261,583	260,939
Loans:
Loans, net of unearned interest	621,021	704,074
Allowance for loan losses	(30,413)	(29,726)
Net loans	590,608	674,348
Premises and equipment, net of accumulated depreciation	25,850	26,901
Land held for sale, at lower of cost or market	2,164	2,244
Federal Reserve and Federal Home Loan Bank stock	4,500	4,498
Bank-owned life insurance	24,330	23,416
Accrued interest receivable	6,453	7,482
Other real estate owned	21,848	20,652
Deferred income taxes	0	10,512
Intangible assets, net of accumulated amortization	1,877	2,531
Other assets	9,588	13,553
TOTAL ASSETS	1,014,316	1,096,471
Deposits:
Demand	171,939	138,683
Interest-bearing demand	353,462	383,126
Savings	84,599	74,817
Time	307,295	366,335
Total deposits	917,295	962,961
Borrowings:
Customer repurchase agreements	54,835	35,806
Interest-bearing demand notes issued to the U.S. Treasury	0	1,753
Advances from the Federal Home Loan Bank	5,000	9,000
Trust preferred securities	25,000	25,000
Total borrowings	84,835	71,559
Other liabilities	7,251	5,090
TOTAL LIABILITIES	1,009,381	1,039,610
STOCKHOLDERS' EQUITY
Preferred stock: no par value, 100,000 shares authorized: 25,083 shares issued and outstanding at December 31, 2011and 2010	25,016	24,986
Common stock: $5 par value, 7,000,000 shares authorized: 4,478,295 shares issued at December 31, 2011 and 2010	22,391	22,391
Common stock warrants	150	150
Surplus	18,126	18,275
Retained earnings (accumulated deficit)	(42,791)	11,589
Accumulated other comprehensive income, net of tax	5,378	3,064
Less: cost of 1,137,266 and 1,152,354 treasury shares at December 31, 2011 and 2010, respectively	(23,335)	(23,594)
TOTAL STOCKHOLDERS' EQUITY	4,935	56,861
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,014,316	$ 1,096,471